WorldNet Inc. of Nevada (A Development Stage Company) Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		311 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Cash Flows from Operating Activities
Net Loss	$ (8,853)	$ (5,047)	$ (158,252)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Shares issued for services	0	0	49,000
Depreciation & amortization	0	0	17,000
Increase (decrease) in prepaid expenses	2,500	0	0
Increase (decrease) in accounts payable and accrued expenses	6,825	7,900	93,300
Net Cash Provided (Used) by Operating Activities	472	2,853	1,048
Cash Flows from Investing Activities	0	0	0
Cash Flows from Financing Activities	0	0	0
Increase (Decrease) in Cash	472	2,853	1,048
Cash and Cash Equivalents at Beginning of Period	576	601	0
Cash and Cash Equivalents at End of Period	1,048	3,454	1,048
Supplemental Cash Flow Information:
Cash Paid for Interest	0	0	0
Income Taxes	0	0	0
Non-cash Investing and Financing Activities:
Stock issued for marketing rights	0	0	17,000
Stock issued for services	$ 0	$ 0	$ 49,000